Bank Borrowings	6 Months Ended
Jun. 30, 2024
Bank Borrowings
Bank Borrowings

10.  Bank Borrowings

Bank borrowings consisted of the following:

	June 30,	December 31,
	2024	2023

	(in US$’000)
Current	26,468	31,155
Non-current	55,632	48,189
	82,100	79,344

The weighted average interest rate for outstanding bank borrowings for the six months ended June 30, 2024 and the year ended December 31, 2023 was 3.09% per annum and 3.41% per annum respectively. The carrying amounts of the Group’s outstanding bank borrowings as at June 30, 2024 and December 31, 2023 were denominated in RMB.

(i)  Short-term working capital loan facility

In November 2023, a subsidiary entered into a short-term working capital loan facility with a bank in the amount of RMB300,000,000 (US$41,154,000) with an annual interest rate at the 1-year China Loan Prime Rate (“LPR”) less 0.95%. As at June 30, 2024 and December 31, 2023, RMB192,941,000 (US$26,468,000) and RMB222,941,000 (US$31,155,000) were drawn from the facility respectively.

(ii)  10-year fixed asset loan facility

In October 2021, a subsidiary entered into a 10-year fixed asset loan facility agreement with the bank for the provision of a secured credit facility in the amount of RMB754,880,000 (US$103,554,000) with an annual interest rate at the 5-year China LPR less 0.8% (which was supplemented in June 2022) and interest payments commencing upon completion of construction of the underlying buildings. This credit facility is guaranteed by the immediate holding company of the subsidiary and secured by the underlying leasehold land and buildings. As at June 30, 2024 and December 31, 2023, RMB405,542,000 (US$55,632,000) and RMB344,840,000 (US$48,189,000) were utilized from the fixed asset loan facility respectively.

For the six months ended June 30, 2024 and the year ended December 31, 2023, nil and US$1,047,000 were related to capitalized interest.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	June 30,	December 31,
	2024	2023

	(in US$’000)
Not later than 1 year	26,468	31,155
Between 1 to 3 years	5,159	3,192
Between 3 to 4 years	3,685	2,872
Between 4 to 5 years	11,054	6,384
Later than 5 years	35,734	35,741
	82,100	79,344

As at June 30, 2024 and December 31, 2023, the Group had unutilized bank borrowing facilities of US$62,608,000 and US$68,069,000 respectively.